Financial commitments and contingent liabilities	12 Months Ended
Dec. 31, 2021
Financial commitments and contingent liabilities
Financial commitments and contingent liabilities

22. Financial commitments and contingent liabilities

The table below sets forth the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2021:

							Total
	Less than 3	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
($ in thousands)	months	months	months	years	5 years	maturity date	cash outflows
Leases	601	601	1,207	8,057	4,393	-	14,859
Debt interest payable	8,229	22,524	30,753	196,754	37,500	-	295,760
Other liabilities	41,249	-	-	4,805	-	53,884	99,938
Debt issued	-	-	83,595	550,617	400,000	-	1,034,212
Financial liabilities related to third-party interests in capital provision assets	-	-	-	-	-	398,595	398,595

Commitments to financing arrangements

As a normal part of its business, the Group routinely enters into financing agreements that may require the Group to provide continuing funding over time, whereas other financing agreements provide for the immediate funding of the total commitment. The terms of the former type of financing agreements vary widely—e.g., in cases of discretionary commitments, the Group is not contractually obligated to advance capital and generally would not suffer adverse financial consequences from failing to do so and, therefore, has broad discretion as to each incremental funding of a continuing investment and, in cases of definitive commitments, the Group is contractually obligated to fund incremental capital and failure to do so would typically result in adverse contractual consequences (such as a dilution in our returns or the loss of our funded capital in a case).

The Group’s commitments are capped at a fixed amount in its financing agreements. At December 31, 2021, the Group had outstanding commitments of $1,404,524,000 (2020: $1,160,642,000). In addition, at December 31, 2021, the Group had $88,260,000 (2020: $93,970,000) of exposure to assets where the Group provided some form of legal risk arrangement pursuant to which the Group does not generally expect to deploy the full committed capital unless there is a failure of the claim, such as providing an indemnity for adverse legal costs (assuming the GBP to USD exchange rate of 1.3477 at December 31, 2021).

Leases

Leases consist primarily of the Group’s leased office space in (i) New York, New York, (ii) Chicago, Illinois, (iii) Washington, DC, (iv) London, United Kingdom, (v) Singapore, Singapore, (vi) Hong Kong, China and (vii) Sydney, Australia, which we have determined to be operating leases under US GAAP.

The table below sets forth right-of-use assets and lease liabilities at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Right-of-use assets:
Property and equipment	10,948	12,386
Lease liabilities:
Other current liabilities	11,896	13,520

The table below sets forth the components of lease costs for the years ended December 31, 2021, 2020 and 2019:

Lease Cost	2021	2020	2019
Operating lease cost	$2,273	$3,005	$2,220
Net lease cost	$2,273	$3,005	$2,220

The table below sets forth future total lease payments and total lease liabilities under the operating leases at December 31, 2021:

($ in thousands)	Payments
2022	2,450
2023	2,181
2024	2,090
2025	1,735
2026	2,188
Thereafter	4,393
Total lease payments	15,037
Less: Interest	(3,141)
Total lease liability	11,896

The table below sets forth future operating cash flows from operating leases for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,456	$2,943	$1,433

The table below sets forth weighted-average remaining lease term and weighted average discount rate for the operating leases at December 31, 2021 and 2020:

	2021	2020
Weighted-average remaining lease term (years)
Operating leases	7.1	7.9
Weighted-average discount rate
Operating leases	6.7%	6.7%

Litigation

Given the nature of the Group’s business, the Group may from time to time receive claims against it or be subject to inbound litigation. Having considered the legal merits of any relevant claims or progressed litigation and having received relevant legal advice (including any legal advice from external advisers), the Group considers there to be no material contingent liability in respect of any such litigation requiring disclosure in the consolidated financial statements.